Annual Total Returns [BarChart] - International Equity Fund - International Equity Fund	Apr. 30, 2021
Bar Chart Table:
2011	(16.55%)
2012	17.41%
2013	23.44%
2014	(8.90%)
2015	(3.48%)
2016	4.85%
2017	28.12%
2018	(12.74%)
2019	24.83%
2020	21.34%